Future aircraft leases payments	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Future aircraft leases payments
(33)	Future aircraft leases payments
The Group has 100 aircraft that are under financial leasing. The following is the summary of future financial lease commitments:

Aircraft
Less than one year	$394,379
Between one and five years	1,221,111
More than five years	717,693

$2,333,183

The Group has 58 aircraft that are under operating leases, of which 1 aircraft is leased under wet lease for approximately 2 months and the others 57 aircraft have an average lease term of 62 months. Operating leases can be renewed, in accordance with the administration’s business plan. The following is the summary of the future commitments of operating leases:

Aircraft
Less than one year	$266,135
Between one and five years	856,655
More than five years	317,642

$1,440,432

(1)
As of January 1, 2019, as a result of the adoption of IFRS 16, the leases that are legally denominated operative are recorded in the consolidated statement of financial position as part of ownership of plant and equipment-flight equipment as well as the recognition of the related financial liability that represents the present value of the minimum payments of the lease contract. (see note 4).

The Group has 9 engines under an operating lease contract for its aircraft fleet of the E190 and A320 families. The following is the summary of the future commitments of operating leases:

Engines
Less than one year	$9,833
Between one and five years	25,590
More than five years	4,663

$40,086

In the year 2019, the Group finished the aircraft operating lease agreements with Oceanair Linhas Aéreas S.A. As of December 31, 2019, the Group had two
E-190
to Aerolitoral, S.A. de C.V. Future minimum income from these lease agreements is as follows:

Aircraft
Less than one year	$2,485

$2,485

During the year ended by December 31, 2019, Avianca Holdings S.A. extended 16 A320, 4 A321 and 2 A330 operating leases, signed 3 A320neo Operating Lease Agreements 1 A300F was destroyed (damages) and sold 10 financial A318, 2 financial A320 and 2 owned A320. Avianca Holdings S.A. also signed a
B797-9
Operative Lease Agreement in 2019.

The amount of recognized payments has expenses during ended December 31, 2019, 2018 and 2017 are as follows:

	December 31, 2019	December 31, 2018	December 31, 2017
Leases minimum payments	$11,762	$267,708	$278,772